Annual Fund Operating Expenses - Invesco Real Estate Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.28%
Class C
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	2.03%
Class R
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.53%
Class Y
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.03%
Investor Class
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.23%
Class R5
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.87%
Class R6
Operating Expenses:
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.79%